S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.28
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.73
Net Tangible Book Value	$ (103,561)
Net Tangible Book Value, Adjusted	$ 193,815,711
Number of Shares Used, Adjustment (in Shares) | shares	26,666,667
No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.28
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.73
Net Tangible Book Value	$ (103,561)
Net Tangible Book Value, Adjusted	$ 222,803,511
Number of Shares Used, Adjustment (in Shares) | shares	30,666,667
Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.74
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.27
Net Tangible Book Value	$ (103,561)
Net Tangible Book Value, Adjusted	$ 145,815,711
Number of Shares Used, Adjustment (in Shares) | shares	21,666,667
Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.74
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.27
Net Tangible Book Value	$ (103,561)
Net Tangible Book Value, Adjusted	$ 167,603,511
Number of Shares Used, Adjustment (in Shares) | shares	24,916,667
Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.88
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.13
Net Tangible Book Value	$ (103,561)
Net Tangible Book Value, Adjusted	$ 97,815,711
Number of Shares Used, Adjustment (in Shares) | shares	16,666,667
Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.87
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.14
Net Tangible Book Value	$ (103,561)
Net Tangible Book Value, Adjusted	$ 112,403,511
Number of Shares Used, Adjustment (in Shares) | shares	19,166,667
Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.28
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.73
Net Tangible Book Value	$ (103,561)
Net Tangible Book Value, Adjusted	$ 49,815,711
Number of Shares Used, Adjustment (in Shares) | shares	11,666,667
Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.74
Net Tangible Book Value	$ (103,561)
Net Tangible Book Value, Adjusted	$ 57,203,511
Number of Shares Used, Adjustment (in Shares) | shares	13,416,667
Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.28
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.73
Net Tangible Book Value	$ (103,561)
Net Tangible Book Value, Adjusted	$ 1,815,711
Number of Shares Used, Adjustment (in Shares) | shares	6,666,667
Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.27
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.74
Net Tangible Book Value	$ (103,561)
Net Tangible Book Value, Adjusted	$ 2,003,511
Number of Shares Used, Adjustment (in Shares) | shares	7,666,667
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.27
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.27
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.73
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.73
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.87
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.86
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.26
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.27
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.26
Net proceeds from this offering and the sale of private placement warrants [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 202,000,000
Net proceeds from this offering and the sale of private placement warrants [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	232,000,000
Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	202,000,000
Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	202,000,000
Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	232,000,000
Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	202,000,000
Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	232,000,000
Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	202,000,000
Net proceeds from this offering and the sale of private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	232,000,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	107,072
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	107,072
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	107,072
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	107,072
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	107,072
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	107,072
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	107,072
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	107,072
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	107,072
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	107,072
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(9,200,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,600,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,300,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(187,800)
Overallotment Liability [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(187,800)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(187,800)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(187,800)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(187,800)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(50,000,000)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(57,500,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(100,000,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(115,000,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(172,500,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(200,000,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (230,000,000)
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares forfeited if overallotment is not exercised [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares offered to public [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered to public [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered to public [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered to public [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered to public [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered to public [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered to public [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered to public [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered to public [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered to public [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,000,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,750,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,000,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,500,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(20,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(23,000,000)